FEDERATED HERMES TOTAL RETURN SERIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 29, 2025

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES TOTAL RETURN SERIES, INC. (the “Registrant”)
Federated Hermes Total Return Bond Fund Class A Shares Class B Shares Class C Shares Class R Shares Class R6 Shares Institutional Shares Service Shares (the “Fund”)

1933 Act File No. 033-50773 1940 Act File No. 811-07115

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”) the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated January 31, 2025, that would have otherwise been filed under Rule 497(c) under the 1933 Act, does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 112 on January 28, 2025.

If you have any questions on the enclosed material, please contact Julie Meyers at julie.meyers@federatedhermes.com or (724) 720-8834.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary